SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 D	Mar. 31, 2014
Subsequent Events 1		$ 208,773
Subsequent Events 2		188,000
Subsequent Events 3		690,000
Subsequent Events 4		500
Subsequent Events 5		292,840
Subsequent Events 6		35,456
Subsequent Events 7		10,212
Subsequent Events 8		252.83
Subsequent Events 9		796,566
Subsequent Events 10		$ 0.3174
Subsequent Events 11		17,333,329
Subsequent Events 12		8,666,665
Subsequent Events 13		2,599,999
Subsequent Events 14		$ 0.15
Subsequent Events 15		0.15
Subsequent Events 16		8.00%
Subsequent Events 17		208,000
Subsequent Events 18		1.00%
Subsequent Events 19		26,000
Subsequent Events 20		5.50%
Subsequent Events 21		953,333
Subsequent Events 22		$ 0.1875
Subsequent Events 23		690,000
Subsequent Events 24		820,000
Subsequent Events 25		$ 0.15
Subsequent Events 26		502,500
Subsequent Events 27		116,250
Subsequent Events 28		116,250
Subsequent Events 29		85,000
Subsequent Events 30		1,200,000
Subsequent Events 31		600,000
Subsequent Events 32		$ 0.165
Subsequent Events 33		1,200,000
Subsequent Events 34		100,000
Subsequent Events 35		250,000
Subsequent Events 36		$ 0.143
Subsequent Events 37		62,500
Subsequent Events 38		62,500
Subsequent Events 39		62,500
Subsequent Events 40		62,500
Subsequent Events 41		6,000,000
Subsequent Events 42		3,000,000
Subsequent Events 43		$ 0.1455
Subsequent Events 44		3,000,000
Subsequent Events 45		3,000,000
Subsequent Events 46		100,000
Subsequent Events 47		1,000,000
Subsequent Events 48		250,000
Subsequent Events 1	$ 25,000
Subsequent Events 2	350,000
Subsequent Events 3	175,000
Subsequent Events 4	70,000
Subsequent Events 5	70,000
Subsequent Events 6	35,000
Subsequent Events 7	1,000,000
Subsequent Events 8	$ 0.175
Subsequent Events 9	2,000,000
Subsequent Events 10	500,000
Subsequent Events 11	500,000
Subsequent Events 12	45
Subsequent Events 13	500,000
Subsequent Events 14	90
Subsequent Events 15	500,000
Subsequent Events 16	135